UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21102
The Hyperion Strategic Mortgage Income Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2007
Date of reporting period: February 28, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 68.2%
U.S. Government Agency Pass-Through Certificates - 48.8%
Federal Home Loan Mortgage Corporation
Pool A14559	6.50%		09/01/33	$1,791		$1,834,538
Pool C68878	7.00		06/01/32	383		396,687
Pool C69047	7.00		06/01/32	981		1,013,405
Pool G01466	9.50		12/01/22	973		1,054,843
Pool 555559	10.00		03/01/21	996		1,107,594

						5,407,067

Federal National Mortgage Association
TBA	5.50		04/01/33	5,000		4,959,375
TBA	6.00		12/01/35	5,000		5,040,625
Pool 694391	5.50		03/01/33	3,315		3,296,367
Pool 753914	5.50		12/01/33	7,065	@	7,024,454
Pool 754355	6.00		12/01/33	3,006		3,041,341
Pool 761836	6.00		06/01/33	2,431		2,461,983
Pool 763643	6.00		01/01/34	6,079	@	6,143,906
Pool 255413	6.50		10/01/34	6,854	@	7,005,291
Pool 795367	6.50		09/01/34	2,637		2,694,998
Pool 809989	6.50		03/01/35	2,781		2,835,959
Pool 626299	7.00		06/01/32	354		366,054
Pool 635095	7.00		06/01/32	762		786,846
Pool 641575	7.00		04/01/32	117		121,353
Pool 645399	7.00		05/01/32	1,830		1,891,109
Pool 645466	7.00		05/01/32	1,995		2,060,828
Pool 650131	7.00		07/01/32	1,193		1,233,232
Pool 819251	7.50		05/01/35	2,506		2,588,465
Pool 887431	7.50		08/01/36	1,317		1,352,671
Pool 398800	8.00		06/01/12	469		484,674
Pool 827854	8.00		10/01/29	1,979		2,096,838
Pool 636449	8.50		04/01/32	1,754		1,887,123
Pool 823757	8.50		10/01/29	2,778		2,986,982
Pool 458132	9.47		03/15/31	1,344		1,471,778

						63,832,252

Total U.S. Government Agency Pass-Through Certificates
(Cost — $69,955,671)						69,239,319

U.S. Treasury Obligations - 19.4%
United States Treasury Notes	4.50		02/15/16	3,000	@	2,988,633
United States Treasury Notes	4.63		11/15/16	24,500	@	24,608,143

Total U.S. Treasury Obligations
(Cost — $27,666,371)						27,596,776

Total U.S. Government & Agency Obligations
(Cost — $97,622,042)						96,836,095

ASSET-BACKED SECURITIES - 9.9%

Housing Related Asset-Backed Securities - 8.5%
Asset Backed Funding Certificates
Series 2005-AQ1, Class B1* (b)	5.75/6.25		06/25/35	993		863,608
Series 2005-AQ1, Class B2* (b)	5.75/6.25		06/25/35	1,050		905,083

						1,768,691

First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FFH2C, Class B1* (a)	8.82	†	06/25/34	1,250		875,000
Green Tree Financial Corp.
Series 1997-3, Class M1	7.53		03/15/28	2,000		1,490,000
Series 1995-6, Class M1	8.10		09/15/26	4,325		4,525,031

						6,015,031

1

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 2004-1, Class M2	8.11%		08/15/37	$1,322	$1,412,150
Structured Asset Investment Loan Trust
Series 2004-4, Class B* (b)	5.00/5.50		04/25/34	1,500	1,003,650
Series 2004-8, Class B1(a)	7.82	†	09/25/34	1,000	983,800

					1,987,450

Total Housing Related Asset-Backed Securities
(Cost — $12,795,508)					12,058,322

Non-Housing Related Asset-Backed Securities - 1.4%
Airplanes Pass Through Trust
Series 1R, Class A8 (Cost $1,754,064)	5.70	†	03/15/19	2,021	1,965,723

Total Asset-Backed Securities
(Cost — $14,549,572)					14,024,045

COMMERCIAL MORTGAGE BACKED SECURITIES - 28.7%
Banc America Commercial Mortgage, Inc.
Series 2006-1, Class J*	5.78		09/10/45	1,000	976,976
Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class K	5.26		09/11/41	347	295,533
Series 2006-PWR11, Class H*	5.63		03/11/39	1,100	1,061,605
Series 2006-PWR13, Class H	6.03		09/11/41	2,450	2,481,875
Series 1999-C1, Class D	6.53		02/14/31	2,500	2,672,050
Series 2000-WF1, Class E	7.89	†	02/15/32	2,000	2,154,200

					8,665,263

CD 2006 CD2
Series 2006-CD2, Class K*	5.09		01/11/46	1,016	897,887
Series 2006-CD2, Class L*	5.09		01/15/46	991	834,725
Series 2006-CD2, Class J*	5.48		01/11/46	1,000	962,044

					2,694,656

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	513	439,475
Series 2006-C4, Class M*	5.15		09/15/39	565	472,077
Series 2006-C1, Class K*	5.56	†	02/15/16	2,358	2,281,643
Series 2006-C4, Class K*	6.30		09/15/39	2,970	2,972,554

					6,165,749

GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G*	6.04		08/11/36	3,000	3,115,650
Series 2000-1, Class G*	6.13		01/15/33	1,000	615,000
Series 2002-2A, Class H*	6.31		08/11/36	2,000	2,091,612

					5,822,262

GMAC Commercial Mortgage Securities
Series 2006-C1, Class G*	5.61		11/10/45	2,500	2,464,855
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G*	5.43	†	10/15/37	1,600	1,602,374
Series 2006-CIBC14, Class H*	5.54	†	12/12/44	1,211	1,177,390

					2,779,764

Morgan Stanley Capital I
Series 2004-HQ4, Class G*	5.53		09/14/14	1,000	991,447
Series 1999-FNV1, Class E	7.57	†	03/15/31	2,000	2,082,380

					3,073,827

Nationslink Funding Corp.
Series 1998-2, Class E	7.11		08/20/30	4,000	4,134,004
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*	7.19		01/11/22	2,000	2,116,960

2

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H*	5.30	%†	10/15/41	$2,000	$1,941,686

Total Commercial Mortgage Backed Securities
(Cost — $40,311,948)					40,836,002

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 28.6%
Subordinated Collateralized Mortgage Obligations - 28.6%
Banc of America Funding Corp.
Series 2005-2, Class B4	5.66	†	04/25/35	859	719,282
Series 2005-2, Class B5	5.66	†	04/25/35	688	446,062
Series 2005-2, Class B6	5.66	†	04/25/35	517	169,196

					1,334,540

Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50		04/25/34	981	775,726
Series 2004-3, Class 30B5	5.50		04/25/34	688	356,158

					1,131,884

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	4.09	†	02/25/34	1,889	1,810,030
Series 2003-10, Class 1B4	5.50		01/25/34	547	453,612
Series 2002-10, Class 1B3	6.00		11/25/32	1,413	1,407,761

					3,671,403

Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50		07/25/32	2,533	2,522,847
Series 2002-4, Class B2	6.50		07/25/32	1,013	1,009,139
Series 2002-4, Class B3	6.50		07/25/32	591	600,880
Series 2002-4, Class B4	6.50		07/25/32	338	341,533
Series 2002-4, Class B5	6.50		07/25/32	253	248,229
Series 2002-4, Class B6*	6.50		07/25/32	338	287,068

					5,009,696

First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.45	†	08/25/35	846	774,262
Series 2005-AA6, Class B5	5.45	†	08/25/35	796	635,254
Series 2005-AA6, Class B6	5.45	†	08/25/35	497	141,505

					1,551,021

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4*	5.45	†	07/25/35	417	350,106
Series 2005-5, Class B4*	5.46	†	10/25/35	715	597,905
Series 2005-5, Class B5*	5.46	†	10/25/35	536	339,643
Series 2005-5, Class B6*	5.46	†	10/25/35	537	158,481

					1,446,135

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	25.32	†	05/25/08	4,097	4,363,535
Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.58	†	12/19/35	394	340,272
Series 2005-1, Class B4* (a)	7.07	†	03/19/35	615	564,014
Series 2005-1, Class B5* (a)	7.07	†	03/19/35	894	734,677
Series 2005-1, Class B6* (a)	7.07	†	03/19/35	1,118	279,600
Series 2005-2, Class B4* (a)	7.07	†	05/19/35	1,488	1,344,741

					3,263,304

JP Morgan Mortgage Trust
Series 2003-A1, Class B4	4.47	†	10/25/33	533	480,975
Series 2006-A6, Class B5	6.03		10/25/36	915	681,872
Series 2006-A6, Class B6	6.03		10/25/36	1,145	423,501

					1,586,348

3

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25%		02/25/34	$443		$299,408
Series 2003-S7, Class B2	5.50		05/25/33	516		216,749
Series 2003-S7, Class B3	5.50		05/25/33	313		213,469
Series 2006-SA1, Class B2*	5.67		02/25/36	823		647,320
Series 2006-SA1, Class B3*	5.67		02/25/36	686		250,412

						1,627,358

Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7*	8.42	†	09/10/37	1,960		1,960,395
Series 2004-C, Class B7*	8.82	†	09/10/36	965		984,558
Series 2006-C, Class B9*	9.47	†	07/15/38	1,499		1,509,890
Series 2004-B, Class B8*	10.07	†	02/10/36	781		804,348
Series 2003-CB1, Class B8*	12.07	†	06/10/35	936		978,289
Series 2004-B, Class B9*	13.57	†	02/10/36	1,196		1,256,076
Series 2004-A, Class B10*	16.82	†	02/10/36	478		508,883

						8,002,439

Structured Asset Mortgage Investments, Inc.
Series 2002-AR1, Class B4	7.16	†	03/25/32	288		287,310
Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	488		400,405
Series 2005-6, Class B6	5.34	†	05/25/35	488		316,040
Series 2005-6, Class B7	5.34	†	05/25/35	340		101,956

						818,401

Washington Mutual Mortgage Securities Corp.
Series 2002-AR12, Class B4	4.65	†	10/25/32	715		709,492
Series 2002-AR12, Class B5	4.65	†	10/25/32	536		532,903
Series 2002-AR12, Class B6	4.65	†	10/25/32	894		697,499
Series 2002-AR10, Class B4*	4.92	†	10/25/32	658		652,340
Series 2002-AR10, Class B5*	4.92	†	10/25/32	493		485,870
Series 2002-AR10, Class B6*	4.92	†	10/25/32	823		699,452
Series 2002-AR11, Class B5	5.11	†	10/25/32	409		407,952
Series 2002-AR11, Class B6	5.11	†	10/25/32	549		467,067
Series 2005-AR2, Class B10* (a)	6.55	†	01/25/45	1,750		1,585,041

						6,237,616

Wells Fargo Mortgage Backed Securities Trust
Series 2002, Class B5	6.00		06/25/32	352		349,286

Total Subordinated Collateralized Mortgage Obligations
(Cost — $39,883,470)						40,680,276

Total Non-Agency Residential Mortgage Backed Securities
(Cost — $39,883,470)						40,680,276

SHORT TERM INVESTMENT - 0.1%
United States Treasury Bill (cost $99,813)	4.63		03/15/07	100	#	99,800

Total Investments - 135.5%
(Cost — $192,466,845)						192,476,218
Liabilities in Excess of Other Assets — (35.5)%						(50,437,857)

NET ASSETS - 100.0%						$142,038,361

@	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

†	— Variable Rate Security: Interest rate is the rate in effect as of February 28, 2007.

*
— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	— Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.

(b)	— Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

#	— Portion or entire principal amount is held as collateral for open futures contracts.

TBA	— Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.

/\
— At February 28, 2007, the aggregate cost of investments for income tax purposes was $192,466,845. Net unrealized appreciation aggregated $9,373 of which $3,074,523 related to appreciated investment securities and $3,065,150 related to depreciated investment securities.

4

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
February 28, 2007
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 24% of the investments in securities held by the Fund at February 28, 2007) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
At February 28, 2007, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$2,238,000	CS First Boston 5.30%, dated 02/27/07, maturity date 03/27/07	$ 2,247,226

24,592,000	Greenwich Capital 5.13%, dated 02/22/07, maturity date 03/01/07	24,616,507

2,970,000	Greenwich Capital 4.75%, dated 02/26/07, maturity date 03/01/07	2,971,176

6,789,000	Lehman Brothers 5.30%, dated 02/20/07, maturity date 03/20/07	6,816,986

5,959,000	Morgan Stanley 5.30%, dated 02/20/07, maturity date 03/20/07	5,983,564

$42,548,000

	Maturity Amount, Including Interest Payable	$ 42,635,459

	Market Value of Assets Sold Under Agreements	$ 43,076,969

	Weighted Average Interest Rate	5.16%

The average daily balance of reverse repurchase agreements outstanding during the three months ended February 28, 2007, was approximately $46,065,319 at a weighted average interest rate of 4.78%. The maximum amount of reverse repurchase

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
February 28, 2007
agreements outstanding at any time during the period was $47,989,470 as of December 11, 2006, which was 28.14% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of February 28, 2007, the following swap agreements were outstanding:

			Net
			Unrealized
	Expiration		Appreciation/
Notional Amount	Date	Description	Depreciation
$5,000,000	10/15/48	Agreement with Bear Stearns and Co., dated 11/28/06 to receive monthly the notional amount multiplied by 0.750% and pay in the event of a write down or failure to pay a principal payment or Wachovia Bank Commercial Mortgage Trust 5.977%, 10/15/48.	$35,180

5,000,000	10/12/41	Agreement with Greenwich Capital, Inc., dated 12/1/06 to receive monthly the notional amount multiplied by 0.750% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24 H.	(123,251)

5,000,000	8/12/41	Agreement with Greenwich Capital, Inc., dated 12/1/06 to receive monthly the notional amount multiplied by 0.750% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on MSC 2006-T23 H.	(110,151)

20,000,000	10/11/10	Agreement with Morgan Stanley Capital Services, Inc., dated 10/07/05 to pay semi-annually the notional amount multiplied by 4.716% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	(63,981)

11,000,000	12/15/14	Agreement with Morgan Stanley Capital Services, Inc., dated 12/13/04 to pay semi-annually the notional amount multiplied by 4.555% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	365,338

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
February 28, 2007

Net
Unrealized
	Expiration		Appreciation/
Notional Amount	Date	Description	Depreciation
5,000,000	3/15/49	Agreement with Royal Bank of Scotland, dated 2/28/07 to receive monthly the notional amount multiplied by 0.870% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CMBX-2006.02.	$ (210,678)

$ (107,543)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of February 28, 2007, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 28, 2007	Appreciation
$16,000,000	5 Yr. U.S. Treasury Note	June 2007	$16,818,704	$16,952,500	$133,796

Item 2.	Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 18, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 18, 2007

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 18, 2007